UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

GENERAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS
August 31, 2005 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 38.9%	Amount ($)		Value ($)

American Express Bank FSB (Yankee)
3.30%, 9/6/2005	85,000,000		85,000,000
American Express Centurion Bank (Yankee)
3.30%, 9/6/2005	100,000,000		100,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
3.39%, 9/22/2005	270,000,000		270,000,000
Calyon (New York Branch) (Yankee)
3.61%, 10/12/2005	238,000,000		238,000,000
Credit Suisse (Yankee)
3.61%, 10/27/2005	240,000,000		240,000,000
Credit Suisse First Boston (Yankee)
3.30%, 9/6/2005	150,000,000		150,000,000
DEPFA Bank PLC (Yankee)
3.62%, 10/28/2005	300,000,000		300,000,000
First Tennessee Bank
3.42% - 3.61%, 9/9/2005 - 10/11/2005	81,000,000		81,000,000
HSBC Bank PLC (London)
3.73%, 11/16/2005	125,000,000		125,000,000
Natexis Banques Populares (Yankee)
3.39% - 3.61%, 9/22/2005 - 10/13/2005	400,000,000		400,000,000
Northern Rock PLC (London)
3.40% - 3.73%, 9/22/2005 - 11/16/2005	175,000,000		175,000,000
Royal Bank Of Canada (Yankee)
3.27%, 9/7/2005	250,000,000		250,000,207
Royal Bank Of Scotland (London)
3.41%, 9/9/2005	160,000,000		160,000,177
Royal Bank Of Scotland (Yankee)
3.28%, 9/6/2005	25,000,000		25,000,000
Societe Generale (London)
3.28%, 9/7/2005	50,000,000		50,000,000
Societe Generale (Yankee)
3.61%, 10/12/2005	300,000,000		300,000,000
Svenska HandelsBanken (Yankee)
3.27%, 9/9/2005	50,000,000		50,000,000
Washington Mutual Bank
3.62%, 10/28/2005	270,000,000		270,000,000
Total Negotiable Bank Certificates of Deposit
(cost $3,269,000,383)			3,269,000,383

Commercial Paper - 40.3%
Amstel Funding Corp.
3.45%, 9/26/2005 - 9/30/2005	230,092,000	[a]	229,515,804
Amsterdam Funding Corp.
3.41%, 9/9/2005	70,100,000	[a]	70,047,191
ASB Bank Ltd.
3.62%, 10/26/2005	50,000,000		49,726,146
Atlantis One Funding Corp.
3.33%, 9/8/2005	31,083,000	[a]	31,063,055
Bank Of America Corp.
3.41%, 9/15/2005	225,000,000		224,703,375
Barclays US Funding
3.44%, 9/26/2005	40,000,000		39,905,278
Bear Stearns Cos.
3.43%, 9/8/2005	145,000,000		144,903,857
Beethoven Funding Corp.
3.41% - 3.65%, 9/2/2005 - 10/4/2005	364,237,000	[a]	363,616,518
Beta Finance Inc.
3.62%, 10/27/2005	23,000,000	[a]	22,871,558
Bryant Park Funding LLC
3.62%, 10/5/2005	42,239,000	[a]	42,095,387
CAFCO LLC
3.27%, 9/7/2005	50,000,000	[a]	49,973,000
CC USA
3.40%, 9/21/2005	50,000,000	[a]	49,906,389
Charta
3.27% - 3.45%, 9/6/2005 - 9/23/2005	175,000,000	[a]	174,798,250
CRC Funding
3.27% - 3.41%, 9/7/2005 - 9/8/2005	190,000,000	[a]	189,886,675
Deutsche Financial LLC
3.55%, 9/1/2005	100,000,000		100,000,000
General Electric Capital Corp.

3.39%, 9/19/2005	50,000,000		49,916,000
General Electric Co.
3.41%, 9/9/2005	344,000,000		343,740,853
Grampian Funding LLC
3.45% - 3.74%, 9/26/2005 - 11/16/2005	379,600,000	[a]	377,067,617
Harrier Finance Funding
3.62%, 10/25/2005	15,000,000	[a]	14,919,225
HSBC USA Inc.
3.41%, 9/6/2005	170,000,000		169,919,958
K2 Corp.
3.40%, 9/20/2005	27,700,000	[a]	27,650,732
Links Finance Corp.
3.40%, 9/21/2005	100,000,000	[a]	99,812,778
Northern Rock PLC
3.62%, 10/26/2005	64,200,000		63,848,371
Sigma Finance
3.40% - 3.45%, 9/21/2005 - 9/29/2005	287,000,000	[a]	286,331,888
Solitaire Funding
3.40%, 9/21/2005	25,000,000	[a]	24,953,194
UBS Finance (DE) Inc.
3.56%, 9/1/2005	100,000,000		100,000,000
Windmill Funding Corp.
3.41%, 9/9/2005	41,680,000	[a]	41,648,601
Total Commercial Paper
(cost $3,382,821,702)			3,382,821,702

Corporate Notes - 17.7%
Bank Of America
3.57%, 1/19/2006	150,000,000	[b]	150,000,000
Commonwealth Bank of Australia
3.61%, 8/24/2010	45,000,000	[b]	45,000,000
Fifth Third Bancorp
3.60%, 11/23/2009	100,000,000	[b]	100,000,000
Harrier Finance Funding
3.55% - 3.62%, 10/25/2005 - 4/13/2006	241,000,000	[a,b]	240,996,248
Lehman Brothers Inc.
3.56%, 2/23/2006	101,000,000	[b]	101,000,000
Morgan Stanley
3.52%, 2/3/2011	100,000,000	[b]	100,000,000
Royal Bank Of Scotland
3.58%, 4/21/2010	210,000,000	[b]	210,000,000
Skandinaviska Enskilda Banken
3.59%, 1/23/2006	120,000,000	[b]	119,998,992
SwedBank
3.47%, 9/1/2006	250,000,000	[b]	249,992,098
Toyota Motor Credit Corp
3.56%, 8/8/2006	66,000,000	[a,b]	66,000,000
Wells Fargo & Co.
3.49%, 7/3/2011	100,000,000	[b]	100,000,000
Total Corporate Notes
(cost $1,482,987,338)			1,482,987,338

Time Deposits - 4.2%
KBC Bank (Grand Cayman)
3.58%, 9/1/2005	200,000,000		200,000,000
Key Bank (Grand Cayman)
3.56%, 9/1/2005	100,000,000		100,000,000
State Street Bank & Trust Co. (Grand Cayman)
3.57%, 9/1/2005	53,000,000		53,000,000
Total Time Deposits
(cost $353,000,000)			353,000,000

Total Investments (cost $8,487,809,423)	101.1%		8,487,809,423

Liabilities, Less Cash and Receivables	(1.1%)		(94,782,428)

Net Assets	100.0%		8,393,026,995

a	Secutities exempt from registration under Rule 144A of the Secutities Act of 1933. These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005,
	these securities amounted to $2,403,154,110 or 28.6% of net assets.
b	Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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